Employee Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Employee Compensation
(9) Employee Compensation
Phantom Stock Plan
On June 19, 2015, TaskUs Holdings’ board of directors officially adopted a companywide phantom stock plan and related phantom share agreements.
The number of outstanding phantom shares at June 30, 2021 and December 31, 2020 were 5,114,890 and 6,514,360, respectively. There were 1,399,470 phantom shares forfeited during the six months ended June 30, 2021. Because the change in control became probable upon the IPO, the Company recognized expense in the amount of the expected cash settlement totaling $127.5 million recorded in selling, general, and administrative expense on the condensed consolidated statements of operations for the six months ended June 30, 2021. The associated liability was recorded in accrued payroll and employee-related liabilities on the condensed consolidated balance sheets as of June 30, 2021. Pursuant to the terms of the plan, payment to the phantom shareholders in settlement of their vested phantom shares must occur within 30 days following the close of the IPO, or no later than July 15, 2021, at which point there will be zero phantom shares outstanding.
2019 Stock Incentive Plan
On April 16, 2019, the Company established an equity incentive plan pursuant to which the Company has granted option awards to selected executives and other key employees (the “2019 Plan”). The option awards contain service, market and performance conditions. Stock options under this plan contingently vest over a period of two years in the event of a change in control and over a period of three years in the event of an IPO (each as defined in such plan), with the vesting period beginning on the date of the performance event so long as the holder remains employed. The amount of options eligible for vesting is contingent upon Blackstone’s return on invested capital in the Company. These options have contractual lives of 10 years. Following the IPO and establishment of the 2021 Omnibus Incentive Plan (the “2021 Plan”) as further discussed below, it is not expected that any additional awards will be issued under the 2019 Plan.
At the date of the IPO, the Company concluded that the public offering represents a qualifying liquidity event that would cause the stock option’s performance condition to be probable of occurring. As such, the Company has begun to recognize compensation expense in relation to the stock options.
2021 Omnibus Incentive Plan
In connection with the IPO, the Company adopted the 2021 Plan, which provides for the issuance of non-qualified
stock options, incentive stock options, stock appreciation rights (“SARs”), restricted shares of Class A common stock, restricted stock units (“RSUs”), or other equity-based or cash-based awards. A total of 12,160,929 shares of Class A common stock were initially reserved for issuance under the 2021 Plan, subject to automatic annual evergreen increases. On June 10, 2021 in connection with the IPO, the Company granted time-based RSUs, performance-based restricted stock units (“PSUs”), and time-based stock options to its founders and certain other officers and employees under the 2021 Plan.
Stock Options
On June 10, 2021, the Company granted 1,565,398 of stock options to its founders and certain officers and employees with a weighted-average grant date fair value of $8.15. The stock options issued to such officers and employees (including founders) generally vest quarterly or annually over four years and expire ten years from the date of the grant. The grant date fair value of the stock options was estimated using the Black-Scholes option pricing method with the following assumptions:

Dividend yield (%)	0.0%
Expected volatility (%)	35%
Risk-free interest rate (%)	0.8-1.1%
Expected term (years)	5.1-7.0
As of June 30, 2021, there were 9,139,456 options outstanding with a weighted-average exercise price of $8.23 per share. As of June 30, 2021, there was $17.3 million of unrecognized compensation expense related to the Company’s unvested stock options that is expected to be recognized over a weighted-average period of 2.3 years.

RSUs
On June 10, 2021, the Company granted 2,528,621 RSUs to its founders and certain officers and employees with a weighted-average grant date fair value of $23.00. The RSUs are typically subject to service-based vesting conditions and will vest in equal quarterly or annual installments over four years. The related stock-based compensation expense is recognized using a graded vesting method.
As of June 30, 2021, there was $55.6 million of unrecognized compensation expense related to the Company’s unvested RSUs that is expected to be recognized over a weighted-average period of 2.2 years.
PSUs
On June 10, 2021, the Company granted 3,307,060 of PSUs to its founders with a weighted-average grant date fair value of $3.98. The PSUs contain three tranches and service and market conditions. The PSUs vest contingently in annual installments over four years. The amount of PSUs eligible for vesting is contingent upon the achievement of certain enterprise value CAGR targets. The Company will recognize the related stock-based compensation expense using a graded vesting method. The grant date fair value of the PSUs were estimated using the Monte Carlo simulation method with the following assumptions:

Dividend yield (%)	0%
Expected volatility (%)	40%
Risk-free interest rate (%)	0.1-0.5%
As of June 30, 2021, there was $12.8 million of unrecognized compensation expense related to the Company’s unvested PSUs that is expected to be recognized over a weighted-average period of 2.8 years.
The following table summarizes the components of stock-based compensation expense recognized in the Company’s condensed consolidated statements of operations for the six months ended June 30, 2021:

	Six months ended June 30,
	2021	2020
(in thousands)
Cost of services	$51	$—
Selling, general and administrative expense	133,216	—

Total	$133,267	$—

(9) Employee Compensation
Phantom Stock Plan
On June 19, 2015, TaskUs Holdings’ board of directors officially adopted a companywide phantom stock plan and related phantom share agreements. The plan and agreements establish key terms and conditions of the grants, including amount of shares reserved for the grant, amount granted to an employee, vesting, and forfeiture terms. The phantom stock awards are to be settled in cash upon an initial public offering (“IPO”) or in a similar form as the method of purchase used by a future acquirer upon an occurrence of a change in control (each as defined in such plan). Employees are permitted to retain vested phantom shares in the case of employment termination, except in cases of termination for cause.
In connection with the Blackstone Acquisition, the phantom stock awards associated with the plan were settled partially in cash and partially in rollover shares in accordance with the terms of the plan. Because the change in control became probable immediately prior to the business combination, TaskUs Holdings recognized a liability for the amount of the cash settlement, which was assumed by TaskUs in the acquisition. The settlement of these awards was contingent upon the successful consummation of the business combination. Cash payouts related to these awards totaled $43.2 million, a portion of which was funded by TaskUs and included in purchase consideration. The remainder was recorded as a liability in accrued payroll and employee-related liabilities on the consolidated balance sheets as of December 31, 2018 and fully paid as of December 31, 2019.
Additionally, as a result of the Blackstone Acquisition, holders of phantom stock awards were eligible to receive rollover phantom stock in the Company. The contractual lives and the vesting conditions for the rollover phantom stock vary depending on the employment status of the holder at the acquisition date. Former employees who held vested phantom shares in TaskUs Holdings at the date of the Blackstone Acquisition received rollover phantom shares in TaskUs that vested immediately and have an expiration date of June 19, 2022. Phantom stock held by those employed by the Company at the date of the Blackstone Acquisition received rollover phantom shares that vest 25% per annum, with monthly vesting after the first year anniversary of the Blackstone Acquisition, and have an expiration date of October 1, 2025. All other terms are substantially the same as the plan and the agreements as discussed above and will be settled in cash upon an IPO or in a similar form as the method of purchase used by a future acquirer upon an occurrence of a change in control. Management determined that these triggering events were not probable, and as such no liability or expense was recorded for the years ended December 31, 2020 and 2019 related to the rollover shares.
The number of outstanding phantom shares at January 1, 2020 and December 31, 2020 were 6,623,090 and 6,514,360 respectively. There were 150,000 phantom shares granted and 258,730 phantom shares forfeited during the year ended December 31, 2020. Of the outstanding phantom shares, 4,607,380 are contractually vested but can only be settled upon an occurrence of a change in control or an IPO as discussed above.
The fair value of the vested and unvested phantom share awards that represents unrecognized expense for the years ended December 31, 2020 and 2019 will be equal to management’s best estimate at each period of the cash settlement that would be paid upon change in control or IPO. When an IPO or change in control occurs, the Company will recognize expense equal to the amount of settlement.
Stock Incentive Plan
On April 16, 2019, the Company established an equity incentive plan pursuant to which the Company has granted option awards to selected executives and other key employees. The option awards contain service, market and performance conditions. Stock options under this plan contingently vest over a period of two years in the event of a change in control and over a period of three years in the event of an IPO (each as defined in such plan), with the vesting period beginning on the date of the performance event so long as the holder remains employed. The amount of options eligible for vesting is contingent upon Blackstone’s return on invested capital in the Company. These options have contractual lives of 10 years. The Company reserves 11,113,730 common shares for issuance pursuant to these options.
The following shows the stock option activity for the year ended at December 31, 2020:

	Number of options	Weighted - average grant date fair value	Weighted - average exercise price
Nonvested at January 1, 2020	5,320,800	$0.39	$3.51
Granted	3,887,970	1.65	8.32
Forfeited	749,670	0.46	3.85

Nonvested at December 31, 2020	8,459,100	$0.97	$5.69

For the years ended December 31, 2020 and 2019, no change in control, IPO or liquidity event actually occurred or was imminent. Therefore, none of the options are vested nor currently exercisable, and no expense was recorded for the years ended December 31, 2020 and 2019 given the performance condition was not probable. For the years ended December 31, 2020 and 2019, there was $8.8 million and $2.3 million of unrecognized compensation expense related to the Company’s nonvested stock options. Upon the occurrence of an IPO or change in control, the grant date fair value for the awards will begin to be expensed using a graded vesting method. At the time of the IPO or change in control, a portion of the unrecognized compensation expense related to nonvested stock options granted to employees is expected to be recognized immediately based on the service already provided by the employee at the time of such event. The remaining unrecognized compensation expense will be recognized over the next year following a change in control, or over the next 2 years in the case of an IPO, again based on the proportion of service provided.
The fair value of the stock options were estimated under an option pricing framework, using a combination of Monte Carlo simulation analysis and a Black-Scholes option pricing method. A Monte Carlo simulation was first used to determine the number of options eligible for vesting, then a Black-Scholes model was used to estimate the value for the vested options given the simulated scenario, with the assumption that vested options will be exercised at the mid-point
from the vesting date to its maturity date. Key assumptions in performing the option valuation include the expected time to liquidity event, total equity value, value per common share, discount for lack of marketability to be applied to the common shares, and volatility of the common shares. The volatility of the common shares was estimated based on the observed equity volatility of publicly traded comparable companies. For options granted during the year ended December 31, 2020, management assumed an expected time to liquidity of 0.5 to 4.5 years, with equal likelihood for an IPO or a Change in Control event.